SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

The Company has evaluated all transactions through the date of the accompanying unaudited condensed consolidated financial statements were issued for subsequent events disclosure or adjustment consideration.

Promissory Note with Helena Global Investment Opportunities I Ltd.

On July 10, 2025, the Company and Helena entered into the first amendment (“Amendment No. 1”) to the Helena Note. Pursuant to Amendment No. 1, in exchange for a cash payment from Helena of $2,249,771, the Company and Soule waived Helena’s obligation to return the Advanced Shares.

On July 10, 2025, the Company and Soule agreed to amend the Share Issuance Agreement (the “Soule Amendment”). Under the terms of the Soule Amendment, Soule has agreed to return to the Company for cancellation of the Replacement Shares.

Convertible Note Purchase Agreement

On July 29, 2025, New XCF and EEME Energy SPV I LLC (“EEMe Energy”) entered into a Convertible Note Purchase Agreement pursuant to which the Company agreed to issue and sell up to $7,500,000 in aggregate principal amount of convertible promissory notes in one or more closings. In connection with the execution of the Note Purchase Agreement, the Company also agreed to pay an arrangement fee and advisory fee to EEME Energy, which will be paid through the issuance of 750,000 shares of the Company’s Class A common stock as it relates to the arrangement fee and 200,000 of the Company’s Class A common stock as it relates to the advisory fee. EEME Energy has elected to convert an aggregate of $6,000,000 of the Convertible Promissory Note (including any interest accrued thereon) into shares of Class A common stock of New XCF.

Notes Payable

On September 10, 2025, Narrow Road elected the right to receive the remaining outstanding 191,798 shares associated with the promissory note dated May 10, 2025.

On September 10, 2025, Gregory Segars Cribb elected the right to receive the remaining outstanding 68,279 shares associated with the promissory note dated May 10, 2025.

Subscription Agreement with Polar

On October 7, 2025, the Company issued 480,000 shares of Class A common stock to Polar for the Default.

Greater Nevada Credit Union Loan

On August 6, 2025, GNCU counsel sent a letter to New Rise Reno notifying New Rise Reno of (1) additional events of default under the existing loan documents relating to the GNCU Loan, (2) failure to timely cure the ongoing payment default on the GNCU Loan by the deadline set forth in the demand to cure addressed to New Rise Reno dated March 3, 2025, and (3) the acceleration of the full unpaid balances of the GNCU Loan pursuant to GNCU’s rights under the loan documents relating to the GNCU Loan. The acceleration notice indicated that the amount owing as of August 5, 2025, excluding applicable fees, costs, and penalties, is $130,671,882. Subsequent to the notification, counsel for the Company and counsel for GNCU engaged in discussions regarding the notification, and on August 27, 2025, the Company, on behalf of New Rise Reno and GNCU entered into a Pre-Negotiation Letter outlining the terms under which the parties would engage in discussions for the purpose of entering into letter agreements, meetings, conferences, and written communications with respect to the outstanding default notice and balance due to GNCU. The Pre-Negotiation letter does not obligate any party to take any action with respect to the GNCU Loan and GNCU expressly reserved its rights under the loan documents relating to the GNCU Loan.

On August 27, 2025, the Company and New Rise Reno received a notice from GNCU withdrawing the August 6, 2025 notice of acceleration (the “Notice of Withdrawal”). Besides withdrawing the notice of acceleration, the Notice of Withdrawal specifies that GNCU does not withdraw, modify, or waive the notice of additional events of default and failure to timely cure ongoing payment default set forth in the August 6, 2025, notice of acceleration, which conditions remain in effect. GNCU also does not withdraw or modify the March 6, 2025, demand to cure.

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 14. SUBSEQUENT EVENTS

The Company has evaluated all transactions through the date of the financial statements were issued for subsequent events disclosure or adjustment consideration.

Debt and equity issuances

On January 14, 2025, XCF and GL entered into a convertible promissory note for $200,000. The convertible promissory note bears interest at 10% per annum on the outstanding principal, is unsecured, and is convertible into shares of XCF common stock at a conversion price of $0.40 per share. On January 14, 2025, the convertible promissory note was converted into 500,000 shares of XCF common stock.

On January 14, 2025, XCF and GL entered into a convertible promissory note for $138,333. The convertible promissory note bears interest at 10% per annum on the outstanding principal, is unsecured, and is convertible into shares of XCF common stock at a conversion price of $0.40 per share. On January 14, 2025, the convertible promissory note was converted into 345,833 shares of XCF common stock.

On January 14, 2025, XCF and SKY MD LLC entered into a convertible promissory note for $138,333. The convertible promissory note bears interest at 10% per annum on the outstanding principal, is unsecured, and is convertible into shares of XCF common stock at a conversion price of $0.40 per share. On January 14, 2025, the convertible promissory note was converted into 345,833 shares of XCF common stock.

On January 14, 2025, XCF and Focus Impact Partners, LLC (“Focus Impact Partners”) entered into a convertible promissory note for $150,000. The convertible promissory note bears interest at 10% per annum on the outstanding principal, is unsecured, and is convertible into shares of XCF common stock at a conversion price of $0.40 per share. On January 14, 2025, the convertible promissory note was converted into 375,000 shares of XCF common stock.

On January 31, 2025, XCF and Innovativ Media Group, Inc. entered into a promissory note for $500,000. The promissory note bearing interest of $100,000, payable on the earliest of March 31, 2025, unless extended by mutual written consent of XCF and Innovativ Media Group, Inc., or upon an event of default. In connection with the issuance of the promissory note, XCF issued 250,000 shares of its common stock to Innovativ Media Group, Inc.

On April 17, 2025, XCF and Innovativ entered into a first amendment to the Innovativ Promissory Note (the “Amended Innovativ Promissory Note”) whereby the payment terms of the note were amended to the earliest of (i) 10 business days from the date of XCF entering into a Qualified Financing Event and receiving proceeds therefrom, unless extended in writing by mutual consent of XCF and Innovativ, or (ii) an event of default (as specified in the Amended Innovativ Promissory Note), if such note is then declared due and payable in writing by Innovativ. A “Qualified Financing Event” under the Amended Innovativ Promissory Note means the closing of any transaction or series of related transactions, including without limitation any equity or debt financing, that results in gross proceeds to the Company of at least $15 million, and that directly or indirectly results in the Company’s refinancing, repayment, or restructuring of any portion of its secured debt obligations, including through a refinancing, recapitalization, debt-for-equity exchange, secured loan facility, or other similar financing arrangement; provided, however, that any such event shall not be deemed a Qualified Financing Event unless, following the closing of such transaction(s), XCF maintains a minimum cash balance of at least $3 million in its primary operating bank account, and each of the foregoing conditions is fully satisfied without waiver or modification, except as may be expressly agreed to in writing by Innovativ and XCF. The Amended Innovativ Promissory Note also provides for additional one-time interest payment on the note at a fixed rate of 12% or $60,000, which amount is in addition to the interest already payable on the original note.

On February 13, 2025, XCF and GL entered into a promissory note for gross principal amount of $1,200,000 with net proceeds from the note equal to $1,000,000. The promissory note bears interest of $240,000, is unsecured, and is due at the earlier of (i) 30 days from the date of receipt of any customer payment paid to XCF, unless extended in writing by mutual consent of XCF and GL or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, XCF issued 200,000 shares of its common stock to GL.

On April 17, 2025, XCF and GL entered into a promissory note for gross principal amount of $2,500,000. The promissory note bears interest of $300,000, is unsecured, and is due at the earlier of (i) 10 business days from the date of XCF entering into a Qualified Financing Event, unless extended in writing by mutual consent of XCF and GL or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, XCF issued 5,000,000 shares of its common stock to parties assigned by GL.

On May 10, 2025, XCF and Narrow Road Capital Ltd entered into a promissory note for gross principal amount of $700,000. The promissory note bears interest of $140,000, is unsecured, and is due at the earlier of (i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 280,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Narrow Road elected the right to receive the remaining outstanding 279,500 shares associated with the note which were convertible into 191,813 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.

On May 10, 2025, XCF and Gregory Segars Cribb entered into a promissory note for gross principal amount of $250,000. The promissory note bears interest of $50,000, is unsecured, and is due at the earlier of (i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 100,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Gregory Segars Cribb elected the right to receive the remaining outstanding 99,500 shares associated with the note were convertible into 68,214 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.

On July 29, 2025, subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company, XCF Global Inc. and EEME Energy SPV I LLC (“EEME Energy”) entered into a Convertible Note Purchase Agreement pursuant to which the Company agreed to issue and sell up to $7,500,000 in aggregate principal amount of convertible promissory notes in one or more closings. In connection with the execution of the Convertible Note Purchase Agreement, the Company also agreed to pay an arrangement fee and advisory fee to EEME Energy, which will be paid through the issuance of 750,000 shares of the Company’s Class A Common Stock as it relates to the arrangement fee and 200,000 of the Company’s Class A Common Stock as it relates to the advisory fee. EEME Energy has elected to convert the in aggregate $6,000,000 of the Convertible Promissory Note (including any interest accrued thereon) into shares of common stock of XCF Global, Inc.

New Rise SAF Closing

Our acquisition of New Rise SAF was completed on January 23, 2025. At closing, the aggregate purchase price of $200,000,000 was reduced by $12,700,000, which represented XCF’s five times liquidation preference for its preferred membership units. As a result, Randy Soule was issued 15,036,170 shares of XCF common stock in exchange for his membership units, and GL was issued 3,693,830 shares of XCF common stock in exchange for its membership units and after consideration of its five times liquidation preference. Total consideration at closing was approximately $187,300,000 or 18,730,000 shares of XCF common stock.

New Rise Closing

On February 19, 2025, XCF completed the acquisition of New Rise. At closing, the aggregate purchase price of $1.1 billion was reduced by $118,738,000, which represented principal and interest on New Rise’s outstanding debt obligations to a financial institution and two notes payable to XCF. As a result, RESC Renewables was issued 88,126,200 shares of XCF common stock in exchange for its membership units. In connection with a consulting agreement between RESC Renewables and GL, GL is entitled to receive 4,406,310 shares of the XCF common stock issued to RESC Renewables. On May 30, 2025, the aggregate purchase price was updated to reflect actual New Rise liabilities of $126.7 million compared to $118.7 million in connection with the initial closing on February 19, 2025. As a result, the total shares issued in connection with the acquisition were adjusted to be 87,331,951 of XCF common stock, of which RESC Renewables received 82,965,353 and GL received 4,366,598 shares of XCF common stock. In addition, pursuant to the New Rise Renewables MIPA, XCF issued a convertible promissory note to RESC Renewables in principal amount of $100,000,000, of which $51,746,680 in principal amount was subsequently assigned from RESC Renewables to Encore DEC, LLC, an entity 100% owned by Randy Soule.

Transaction with Focus Impact

On March 11, 2024, we entered into the Business Combination Agreement with Focus Impact and certain of Focus Impact’s subsidiaries. Focus Impact is a special purpose acquisition corporation focused on amplifying social impact through the pursuit of a merger or business combination with socially forward companies. The transaction was structured as a merger of XCF and a wholly owned subsidiary of Focus Impact. After the completion of the transaction on June 6, 2025 (the “NewCo Merger”), XCF became a wholly owned subsidiary of Focus Impact BH3 NewCo, Inc., which was subsequently renamed to XCF Global, Inc., and XCF Global, Inc. (“New XCF”) became a new publicly traded company on NASDAQ (Nasdaq: SAFX).

Pursuant to the terms of the Business Combination Agreement:

●	in connection with the completion of the NewCo Merger (i) each share of Focus Impact Class A common stock, par value $0.0001 per share outstanding immediately prior to the effectiveness of the NewCo Merger was converted into the right to receive one share of New XCF Class A common stock, par value $0.0001 per share (“New XCF Common Stock”) (rounded down to the nearest whole share), (ii) each share of Focus Impact Class B common stock, par value $0.0001 per share outstanding immediately prior to the effectiveness of the NewCo Merger was converted into the right to receive one share of New XCF Common Stock and (iii) each warrant of Focus Impact outstanding immediately prior to the effectiveness of the NewCo Merger was converted into the right to receive one New XCF Warrant, with New XCF assuming Focus Impact’s rights and obligations under the existing warrant agreement; and
●	in connection with the completion of the Company Merger, each share of common stock of XCF outstanding immediately prior to the effectiveness of the Company Merger was converted into the right to receive shares of New XCF Common Stock (rounded down to the nearest whole share) determined in accordance with the Business Combination Agreement based on a pre-money equity value of XCF of $1,750,000,000, subject to adjustments for net debt and transaction expenses, and a price of $10.00 per share of New XCF Common Stock.

The Company is evaluating the accounting for this transaction as of the date of these financial statements.

Consulting Agreement with Focus Impact Partners

On February 19, 2025, XCF and Focus Impact Partners entered into a strategic consulting agreement (the “Consulting Agreement”), pursuant to which Focus Impact Partners will provide XCF (and, the post-transaction company following completion of the Business Combination) with certain consulting services. Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to March 31, 2025 (pro-rated from February 19, 2025, through and including March 31, 2025). In addition to the annual fee, the Consulting Agreement also provides that Focus Impact Partners is entitled to an additional consulting fee in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction for which Focus Impact Partners provides consulting services, the amount and terms of which will be subject to mutual agreement between the company and Focus Impact Partners consistent with the market practice for such consulting services.

ELOC Agreement

On May 30, 2025, NewCo and XCF entered into an equity line of credit purchase agreement (the “ELOC Agreement”) with Helena Global Investment Opportunities I Ltd (“Helena”). Pursuant to the ELOC Agreement, following the completion of XCF’s previously announced business combination with Focus Impact, NewCo will have the right to issue and to sell to Helena from time to time, as provided in the ELOC Agreement, up to $50,000,000 of Class A Common Stock of NewCo, subject to the conditions set forth therein. As a commitment fee in connection with the execution of the ELOC Agreement, XCF has issued to Helena 740,000 shares of XCF’s common stock, representing the expected number of shares of its common stock that will be equal to 500,000 shares of NewCo Class A Common Stock as of the closing of the business combination.

Helena Note

On May 30, 2025, NewCo, XCF, Randall Soule, in his individual capacity as a shareholder of XCF, and Helena entered into a promissory note (the “Helena Note”) for gross principal amount of $2,000,000. The Helena Note bears interest of $400,000, is unsecured, and is due at the earlier of (i) the date that is three months from Helena’s disbursement of the loan evidenced by the Helena Note, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by NewCo or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of XCF common stock held by him to Helena, representing the expected number of shares of XCF common stock that will be equal to 2,000,000 shares of NewCo Class A Common Stock (the “Advanced Shares”) as of the closing of the business combination. Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from NewCo and (ii) aggregate net proceeds from the sale of Advanced Shares, NewCo’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If the Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from NewCo, NewCo shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note. As disclosed above with respect to the Helena Note, in connection with the issuance of the Helena Note, Randall Soule agreed to transfer 2,840,000 shares of XCF common stock held by him to Helena. The Company and Mr. Soule entered into a Share Issuance Agreement dated as of May 30, 2025, pursuant to which the Company agreed to issue Mr. Soule 2,840,000 shares of XCF common stock in consideration for Mr. Soule’s transfer of an equal number of shares to the Investor.

On July 10, 2025, New XCF and Helena entered into Amendment No. 1 to the Helena Note dated May 30, 2025, by and between NewCo, Helena and Randall Soule. Pursuant to Amendment No. 1, in exchange for a cash payment from Helena of $2,249,771, the Company and Soule waived Helena’s obligation to return certain shares of the Company’s Class A Common Stock pursuant to Section 11.2 of the original Helena Note. The Company and Soule agreed to amend the Share Issuance Agreement dated as of May 30, 2025 between the Company and Soule. Under the terms of the amendment, Soule has agreed to return to the Company for cancellation of certain shares of the Company’s Class A Common Stock that had been issued to him pursuant to the original Share Issuance Agreement.